Related Party Transactions - Golar Partners and Subsidiaries Footnotes (Details) $ in Thousands				1 Months Ended	9 Months Ended
		Jul. 12, 2018	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due from (to) related party					$ 16,839		$ 14,004
Sale price for disposal interests	[1]				$ 0	$ 70,000
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate					5.00%
Termination of related party agreement, period of written notice					120 days
Due from (to) related party					$ 9,940		(184,855)
Additional amount, percent per annum of deferred purchase price				5.00%
Distributions from related party					39,300	38,500
Golar LNG Partners | Golar Hilli LLC
Related Party Transaction [Line Items]
Dividends payable					1,900
Golar LNG Partners | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Disposal interest, equivalent percentage			50.00%
Number of liquefaction trains contracted | train			2
Total number of liquefaction trains | train			4
Liquefaction trains, contractual term			8 years
Sale price for disposal interests			$ 658,000
Portion of net lease obligations		50.00%
Golar LNG Partners | Deposits Due to Affiliates
Related Party Transaction [Line Items]
Due from (to) related party				$ (107,200)	0		$ (177,247)	$ (107,200)
Interest expense, related party					2,900	0
Golar LNG Partners | Tundra Letter Agreement, Interest expense on deposits payable
Related Party Transaction [Line Items]
Interest expense, related party					0	2,100
Golar LNG Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Interest expense, related party					$ 1,900	$ 400
Related party transaction amount			$ 70,000
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice					30 days
Golar, Keppel, and B&V | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Portion of net lease obligations		50.00%

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.